Shareholders' Equity - Summary of Grants under Outstanding Stock Award Plans (Detail)	12 Months Ended
Dec. 31, 2019 shares
Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2013 to 2019
Options waived at grant	0
Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of Shares	7,999,690
Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of Shares	7,999,690
2008 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2008
Options granted and vested	165,000
Options waived at grant	(22,500)
2009 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2009
Options granted and vested	165,000
Options waived at grant	(7,500)
2010 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2010
Options granted and vested	172,500
Options waived at grant	(7,500)
2011 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2011
Options granted and vested	172,500
Options waived at grant	(30,000)
2012 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2012
Options granted and vested	180,000
Options waived at grant	(22,500)
July 26, 2016 [Member] | Employees [Member] | Employee Plan 2016 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 26, 2016
Awards granted, Number of Shares	6,621,100
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(1,628,376)
December 19, 2016 [Member] | Employees [Member] | Employee Plan 2016 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 19, 2016
Awards granted, Number of Shares	376,800
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(53,900)
July 25, 2017 [Member] | Employees [Member] | Employee Plan 2017 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 25, 2017
Awards granted, Number of Shares	7,634,475
December 22, 2017 [Member] | Employees [Member] | Employee Plan 2017 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 22, 2017
Awards granted, Number of Shares	347,160
July 24, 2018 [Member] | Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 24, 2018
Awards granted, Number of Shares	7,552,410
December 20, 2018 [Member] | Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 20, 2018
Awards granted, Number of Shares	443,200
July 24, 2019 [Member] | Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 24, 2019
Awards granted, Number of Shares	7,752,940
December 26, 2019 [Member] | Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 26, 2019
Awards granted, Number of Shares	246,750